Consolidated Statements of Financial Position	Mar. 31, 2019 CAD ($)	Mar. 31, 2018 CAD ($)
Current assets:
Cash and cash equivalents (note 23)	$ 9,819,351	$ 24,287,107
Short-term investments (note 23)	48,000	2,410,000
Trade and other receivables (note 5)	5,806,388	5,640,444
Prepaid expenses	1,093,677	372,944
Inventories (note 6)	5,038,161	5,261,329
Other assets (notes 11 and 20 (a)(i) and (ii))	2,835,000	19,090
Total current assets	24,640,577	37,990,914
Property, plant and equipment (note 7)	47,023,973	41,809,576
Intangible assets (note 8)	7,650,598	5,307,634
Goodwill (note 8)	6,750,626	6,750,626
Tax credits recoverable (note 17)	152,464	152,464
Other asset (note 20 (a)(i))	4,002,337	6,585,740
Total assets	90,220,575	98,596,954
Current liabilities:
Trade and other payables (note 9)	8,519,239	6,747,889
Loans and borrowings (note 10)	3,466,501	4,661,356
Deferred revenues	25,070	109,954
Provisions (note 11)	7,964,576
Total current liabilities	19,975,386	11,519,199
Deferred lease inducements	207,745	267,101
Long-term payables (note 12)	855,337	249,714
Deferred tax liabilities (note 17)	197,181	27,170
Total liabilities	21,235,649	12,063,184
Equity:
Share capital (note 13)	131,083,698	128,483,507
Warrants (note 13 (e))	648,820	648,820
Contributed surplus	39,165,706	36,355,549
Accumulated other comprehensive income	758,066	525,559
Deficit	(102,671,364)	(79,479,665)
Total equity	68,984,926	86,533,770
Commitments and contingencies (note 22)
Subsequent events (notes 11, 13 (e) and 26)
Total liabilities and equity	$ 90,220,575	$ 98,596,954